Shareholder Fees	Jul. 28, 2025 USD ($)
Schwab Ariel Opportunities ETF | Schwab Ariel Opportunities ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0